Leases - Schedule of Future Minimum Lease Payments Under Operating Leases (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Operating Lease Liabilities, Payments Due [Abstract]
2021	$ 130
2022	87
2023	63
2024	51
2025	37
2026 and thereafter	87
Total future minimum lease payments	455
Less: Interest	38
Operating lease liabilities	$ 417	$ 453